Inventories - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Inventory write-down	$ 0.9	$ 13.5	$ 3.3	$ 12.0